GE LIFE & ANNUITY Separate Account II

Financial Statements

For the six months ended June 30, 1999

(Unaudited)

GE LIFE & ANNUITY Separate Account II

Table of Contents

For the six months ended June 30, 1999

------------------------------------------------------------------------------

                                                                         Page

Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................6
    Statements of Changes in Net Assets..................................11

Notes to Financial Statements............................................16
(Unaudited)

------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities
As of June 30, 1998
(Unaudited)


====================================================================================================================================
                                                                                  GE Investments Funds, Inc.
                                                        ----------------------------------------------------------------------------
                                                           S&P 500        Money       Total  International Real Estate     Global
                                                            Index        Market      Return      Equity     Securities     Income
Assets                                                       Fund         Fund        Fund        Fund         Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc.,
   at fair value (note 2):
     S&P 500 Index Fund (269,481 shares;
      cost - $5,785,752)                                $  7,160,104           -           -           -           -           -
     Money Market Fund (4,710,634 shares;
      cost - $4,710,634)                                           -   4,710,634           -           -           -           -
     Total Return Portolio (271,326 shares;
      cost - $4,105,370)                                           -           -   4,246,246           -           -           -
     International Equity Fund (13,861 shares;
      cost - $164,650)                                             -           -           -     174,644           -           -
     Real Estate Securities Fund (33,853 shares;
      cost - $447,254)                                             -           -           -           -     426,883           -
     Global Income Fund (3,997 shares;
      cost - $40,912)                                              -           -           -           -           -      39,050
     Value Equity Fund (15,781 shares;
      cost - $219,342)                                             -           -           -           -           -           -
     Income Fund (35,574 shares; cost  $434,098)                   -           -           -           -           -           -
     U.S. Equity Fund (3,516 shares; cost  $121,418)               -           -           -           -           -           -
     Premier Equity Growth Fund (3 shares; cost  $229)             -           -           -           -           -           -
Receivable from affiliate (note 3)                                90       1,078           -           5           -           -
Receivable for units sold                                      5,195     198,247         830           2          43          11
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                            $  7,165,389   4,909,959   4,247,076     174,651     426,926      39,061
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                 4,561      21,919      18,365       1,209       1,252         960
Payable for units withdrawn                                        -      16,309           -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                              4,561      38,228      18,365       1,209       1,252         960
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                              $  7,160,828   4,871,731   4,228,711     173,442     425,674      38,101
====================================================================================================================================

Outstanding units:  Type I (note 2)                           88,829     128,361     106,753       7,300      17,973       2,885
====================================================================================================================================

Net asset value per unit:  Type I                              58.77       17.35       37.81       15.63       16.56       10.71
====================================================================================================================================

Outstanding units:  Type II (note 2)                          33,016     152,430       5,089       3,797       7,732         672
====================================================================================================================================

Net asset value per unit:  Type II                             58.77       17.35       37.81       15.63       16.56       10.71
====================================================================================================================================


=============================================================================================================

                                                                     GE Investments Funds, Inc.
                                                        -----------------------------------------------------
                                                            Value                        U.S.      Premier
                                                           Equity          Income      Equity   Growth Equity
Assets                                                      Fund            Fund        Fund         Fund
-------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc.,
   at fair value (note 2):
     S&P 500 Index Fund (269,481 shares;
      cost - $5,785,752)                                        -               -           -             -
     Money Market Fund (4,710,634 shares;
      cost - $4,710,634)                                        -               -           -             -
     Total Return Portolio (271,326 shares;
      cost - $4,105,370)                                        -               -           -             -
     International Equity Fund (13,861 shares;
      cost - $164,650)                                          -               -           -             -
     Real Estate Securities Fund (33,853 shares;
      cost - $447,254)                                          -               -           -             -
     Global Income Fund (3,997 shares;
      cost - $40,912)                                           -               -           -             -
     Value Equity Fund (15,781 shares;
      cost - $219,342)                                    263,390               -           -             -
     Income Fund (35,574 shares; cost  $434,098)                -         430,797           -             -
     U.S. Equity Fund (3,516 shares; cost  $121,418)            -               -     134,431             -
     Premier Equity Growth Fund (3 shares; cost  $229)          -               -           -           238
Receivable from affiliate (note 3)                              -               -           9             -
Receivable for units sold                                   4,055               4          75             -
-------------------------------------------------------------------------------------------------------------

Total assets                                              267,445         430,801     134,515           238
=============================================================================================================

Liabilities
-------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)              1,456           3,927          53             -
Payable for units withdrawn                                    15               -           -             -
-------------------------------------------------------------------------------------------------------------

Total liabilities                                           1,471           3,927          53             -
-------------------------------------------------------------------------------------------------------------

Net assets                                                265,974         426,874     134,462           238
=============================================================================================================

Outstanding units:  Type I (note 2)                         7,493          40,364          48             -
=============================================================================================================

Net asset value per unit:  Type I                           17.13           10.50       12.18         10.44
=============================================================================================================

Outstanding units:  Type II (note 2)                        8,034             290      10,992            23
=============================================================================================================

Net asset value per unit:  Type II                          17.13           10.50       12.18         10.44
=============================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)

================================================================================================================

                                                                 Oppenheimer Variable Account Funds
                                                     -----------------------------------------------------------
                                                                 Capital   Aggressive      High     Multiple
                                                        Bond  Appreciation    Growth      Income   Strategies
Assets                                                Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
----------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
   Account Funds, at fair value (note 2):
     Bond Fund (42,300 shares; cost - $499,$87)      $486,450           -           -           -           -
     Capital Appreciation Fund
      (81,734 shares; cost - $3,178,148)                    -   4,434,091           -           -           -
     Growth Fund (96,863 shares; cost - $2,903,237)         -           -   3,947,159           -           -
     High Income Fund (187,779 shares;
      cost - $2,076,557)                                    -           -           -   2,003,602           -
     Multiple Strategies Fund  (56,007 shares;
      cost - $877,024)                                      -           -           -           -     948,767
Investment in Goldman Sachs Variable Insurance
   Trust Funds, at fair value (note 2):
     Growth and Income Fund  (1,320 shares;
      cost - $13,822)                                       -           -           -           -           -
     Mid Cap Equity Fund  (5,936 shares;
      cost - $50,707)                                       -           -           -           -           -
Investment in Salomon Brothers Variable
   Series Funds, at fair value (note 2):
     Strategic Bond Fund  (206 shares;
      cost - $2,064)                                        -           -           -           -           -
     Investors Fund  (192 shares;
      cost - $2,145)                                        -           -           -           -           -
     Total Return Fund  (1 share;
      cost - $9)                                            -           -           -           -           -
Receivable from affiliate (note 3)                          -           -
Receivable for units sold                                   -         369       1,874       2,358         244
----------------------------------------------------------------------------------------------------------------

Total assets                                         $486,450   4,434,460   3,949,033   2,005,960     949,011
================================================================================================================

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          1,427       3,361       2,416       1,652       1,430
----------------------------------------------------------------------------------------------------------------

Total liabilities                                       1,427       3,361       2,416       1,652       1,430
----------------------------------------------------------------------------------------------------------------

Net assets                                           $485,023   4,431,099   3,946,617   2,004,308     947,581
================================================================================================================

Outstanding units:  Type I (note 2)                    17,942      77,441      59,886      52,509      24,867
================================================================================================================

Net asset value per unit:  Type I                       23.30       54.77       59.91       35.40       33.81
================================================================================================================

Outstanding units:  Type II (note 2)                    2,875       3,463       5,989       4,110       3,160
================================================================================================================

Net asset value per unit:  Type II                      23.30       54.77       59.91       35.40       33.81
================================================================================================================


=========================================================================================================================

                                                      Goldman Sachs Variable
                                                              Trust           Salomon Brothers Variable Series Fund, Inc.
                                                     -----------------------  -------------------------------------------
                                                     Growth and     Mid Cap        Strategic                     Total
                                                       Income        Value            Bond      Investors        Return
Assets                                                  Fund         Fund            Fund         Fund           Fund
-------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
   Account Funds, at fair value (note 2):
     Bond Fund (42,300 shares; cost - $499,$87)            -            -               -           -             -
     Capital Appreciation Fund
      (81,734 shares; cost - $3,178,148)                   -            -               -           -             -
     Growth Fund (96,863 shares; cost - $2,903,237)        -            -               -           -             -
     High Income Fund (187,779 shares;
      cost - $2,076,557)                                   -            -               -           -             -
     Multiple Strategies Fund  (56,007 shares;
      cost - $877,024)                                     -            -               -           -             -
Investment in Goldman Sachs Variable Insurance
   Trust Funds, at fair value (note 2):
     Growth and Income Fund  (1,320 shares;
      cost - $13,822)                                 15,231            -               -           -             -
     Mid Cap Equity Fund  (5,936 shares;
      cost - $50,707)                                      -       59,356               -           -             -
Investment in Salomon Brothers Variable
   Series Funds, at fair value (note 2):
     Strategic Bond Fund  (206 shares;
      cost - $2,064)                                       -            -           2,071           -             -
     Investors Fund  (192 shares;
      cost - $2,145)                                       -            -               -       2,441             -
     Total Return Fund  (1 share;
      cost - $9)                                           -            -               -           -             6
Receivable from affiliate (note 3)                         2           16               -           -             -
Receivable for units sold                                  -            -               -           -             -
-------------------------------------------------------------------------------------------------------------------------

Total assets                                          15,233       59,372           2,071       2,441             6
=========================================================================================================================

Liabilities
-------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)             6           23               1           1             -
-------------------------------------------------------------------------------------------------------------------------

Total liabilities                                          6           23               1           1             -
-------------------------------------------------------------------------------------------------------------------------

Net assets                                            15,227       59,349           2,070       2,440             6
=========================================================================================================================

Outstanding units:  Type I (note 2)                        -          657               -         119             -
=========================================================================================================================

Net asset value per unit:  Type I                       9.78         9.99           10.14       13.97         11.16
=========================================================================================================================

Outstanding units:  Type II (note 2)                   1,557        5,284             204          56             1
=========================================================================================================================

Net asset value per unit:  Type II                      9.78         9.99           10.14       13.97         11.16
=========================================================================================================================


See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)

==========================================================================================================================

                                                 Variable Insurance Products Fund    Variable Insurance Products Fund II
                                                -----------------------------------  -------------------------------------
                                                    Equity                                 Asset
                                                    Income      Growth    Overseas        Manager       Contrafund
Assets                                            Portfolio   Portfolio   Portfolio      Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
   Fund, at fair value (note 2):
     Equity-Income Portfolio (269,489 shares;
      cost - $5,956,825)                        $  7,343,577           -           -             -               -
     Growth Portfolio (184,244 shares;
      cost - $6,949,798)                                   -   8,425,471           -             -               -
     Overseas Portfolio (118,626 shares;
      cost - $2,239,335)                                   -           -   2,467,419             -               -
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
     Asset Manager Portfolio (272,556 shares;
      cost - $4,330,845)                                   -           -           -     4,821,509               -
     Contrafund Portfolio (170,611 shares;
      cost - $3,735,562)                                   -           -           -             -       4,452,956
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
     Growth & Income Portfolio (41,138 shares;
      cost - $616,987)                                     -           -           -             -               -
     Growth Opportunities Portfolio
      17,004 shares;  cost - $350,232)                     -           -           -             -               -
Receivable from affiliate (note 3)                                     -           -             -               -
Receivable for units sold                                451       2,378          94           106           2,942
--------------------------------------------------------------------------------------------------------------------------

Total assets                                    $  7,344,028   8,427,849   2,467,513     4,821,615       4,455,898
==========================================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)         5,985       4,759       1,863         2,927           4,085
--------------------------------------------------------------------------------------------------------------------------

Total liabilities                                      5,985       4,759       1,863         2,927           4,085
--------------------------------------------------------------------------------------------------------------------------

Net assets                                      $  7,338,043   8,423,090   2,465,650     4,818,688       4,451,813
==========================================================================================================================

Outstanding units:  Type I (note 2)                  138,024     118,571      82,166       155,911         120,741
==========================================================================================================================

Net asset value per unit:  Type I                      50.08       67.82       29.01         30.52           29.70
==========================================================================================================================

Outstanding units:  Type II (note 2)                   8,503       5,626       2,827         1,975          29,152
==========================================================================================================================

Net asset value per unit:  Type II                     50.08       67.82       29.01         30.52           29.70
==========================================================================================================================


====================================================================================

                                                 Variable Insurance Product Fund III
                                                 -----------------------------------
                                                    Growth &           Growth
                                                     Income         Opportunities
Assets                                              Portfolio         Portfolio
------------------------------------------------------------------------------------
Investment in Variable Insurance Products
   Fund, at fair value (note 2):
     Equity-Income Portfolio (269,489 shares;
      cost - $5,956,825)                                 -                  -
     Growth Portfolio (184,244 shares;
      cost - $6,949,798)                                 -                  -
     Overseas Portfolio (118,626 shares;
      cost - $2,239,335)                                 -                  -
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
     Asset Manager Portfolio (272,556 shares;
      cost - $4,330,845)                                 -                  -
     Contrafund Portfolio (170,611 shares;
      cost - $3,735,562)                                 -                  -
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
     Growth & Income Portfolio (41,138 shares;
      cost - $616,987)                             703,456                  -
     Growth Opportunities Portfolio
      17,004 shares;  cost - $350,232)                   -            401,985
Receivable from affiliate (note 3)                       -                  -
Receivable for units sold                              329                 15
------------------------------------------------------------------------------------

Total assets                                       703,785            402,000
====================================================================================

Liabilities
------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)       1,513              1,343
------------------------------------------------------------------------------------

Total liabilities                                    1,513              1,343
------------------------------------------------------------------------------------

Net assets                                         702,272            400,657
====================================================================================

Outstanding units:  Type I (note 2)                 19,047             17,510
====================================================================================

Net asset value per unit:  Type I                    17.19              16.20
====================================================================================

Outstanding units:  Type II (note 2)                21,807              7,222
====================================================================================

Net asset value per unit:  Type II                   17.19              16.20
====================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)


=========================================================================================================================

                                                             Federated Insurance Series            Alger American Fund
                                                       ---------------------------------------   ------------------------
                                                            American          High                        Small
                                                             Leaders   Income Bond     Utility   Capitalization    Growth
Assets                                                       Fund II       Fund II     Fund II        Portfolio Portfolio
-------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors
   Insurance Series, at fair value (note 2):
     American Leaders Fund II  (21,170 shares;
      cost - $437,380)                                  $     464,479            -            -            -            -
     High Income Bond Fund II  (23,473 shares;
      cost - $250,374)                                              -      241,070            -            -            -
     Utility Fund II (21,138 shares;  cost - $276,248)              -            -      307,131            -            -
Investment in Alger American, at fair value (note 2):
     Small Capitalization Portfolio (37,292 shares;
      cost - $1,564,694)                                            -            -            -    1,625,186            -
     Growth Portfolio (44,330 shares;
      cost - $2,390,582)                                            -            -            -            -    2,475,399
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
     PBHG Large Cap Portfolio (7,282 shares;
      cost - $101,393)                                              -            -            -            -            -
     PBHG Growth II Portfolio (7,205 shares;
      cost - $77,870)                                               -            -            -            -            -
Receivable from affiliate (note 3)                                  -            -            4                         -
Receivable for units sold                                           -           30            -           50          360
-------------------------------------------------------------------------------------------------------------------------

Total assets                                            $     464,479      241,100      307,135    1,625,236    2,475,759
=========================================================================================================================

Liabilities
-------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                  1,402        1,185          659        2,492        2,155
Payable for units withdrawn                                         -            -            -          158          622
-------------------------------------------------------------------------------------------------------------------------

Total liabilities                                               1,402        1,185          659        2,650        2,777
=========================================================================================================================

Net assets                                              $     463,077      239,915      306,476    1,622,586    2,472,982
=========================================================================================================================

Outstanding units:  Type I (note 2)                            12,838       10,191       11,894      106,682       77,296
=========================================================================================================================

Net asset value per unit:  Type I                               19.08        15.98        19.86        13.92        23.04
=========================================================================================================================

Outstanding units:  Type II (note 2)                           11,432        4,822        3,538        9,883       30,038
=========================================================================================================================

Net asset value per unit:  Type II                              19.08        15.98        19.86        13.92        23.04
=========================================================================================================================


---------------------------------------------------------------------------------------

                                                       PBHG Insurance Series Fund, Inc.
                                                       --------------------------------
                                                           PBHG Large           PBHG
                                                           Cap Growth      Growth II
Assets                                                      Portfolio      Portfolio
---------------------------------------------------------------------------------------
Investments in Federated Investors
   Insurance Series, at fair value (note 2):
     American Leaders Fund II  (21,170 shares;
      cost - $437,380)                                              -              -
     High Income Bond Fund II  (23,473 shares;
      cost - $250,374)                                              -              -
     Utility Fund II (21,138 shares;  cost - $276,248)              -              -
Investment in Alger American, at fair value (note 2):
     Small Capitalization Portfolio (37,292 shares;
      cost - $1,564,694)                                            -              -
     Growth Portfolio (44,330 shares;
      cost - $2,390,582)                                            -              -
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
     PBHG Large Cap Portfolio (7,282 shares;
      cost - $101,393)                                        120,445              -
     PBHG Growth II Portfolio (7,205 shares;
      cost - $77,870)                                               -        104,833
Receivable from affiliate (note 3)                                  -              8
Receivable for units sold                                           1              -
---------------------------------------------------------------------------------------

Total assets                                                  120,446        104,841
=======================================================================================

Liabilities
---------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                  1,412          1,469
Payable for units withdrawn                                         -              -
---------------------------------------------------------------------------------------

Total liabilities                                               1,412          1,469
=======================================================================================

Net assets                                                    119,034        103,372
=======================================================================================

Outstanding units:  Type I (note 2)                             5,225          3,483
=======================================================================================

Net asset value per unit:  Type I                               16.29          14.33
=======================================================================================

Outstanding units:  Type II (note 2)                            2,082          3,731
=======================================================================================

Net asset value per unit:  Type II                              16.29          14.33
=======================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)

===================================================================================================================

                                                                                       Janus Aspen Series
                                                   -----------------------------------------------------------------
                                                     Aggressive                 Worldwide                  Flexible
                                                         Growth       Growth       Growth     Balanced       Income
                                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series,
   at fair value (note 2):
     Aggressive Growth Portfolio (131,366 shares;
      cost - $3,750,750)                           $   4,547,880            -            -            -            -
     Growth Portfolio (157,065 shares;
      cost - $3,129,683)                                       -    4,286,309            -            -            -
     Worldwide Growth Portfolio (190,886 shares;
      cost - $4,721,231)                                       -            -    6,249,622            -            -
     Balanced Portfolio (72,923 shares;
      cost - $1,433,058)                                       -            -            -    1,819,432            -
     Flexible Income Portfolio (15,420 shares;
      cost - $185,940)                                         -            -            -            -      178,251
     International Growth Portfolio (30,312 shares;
      cost - $992,741)                                         -            -            -            -            -
     Capital Appreciation Portfolio (46,905 shares;
      cost - $1,122,814)                                       -            -            -            -            -
Receivable from affiliate (note 3)                             -            -           28            -            -
Receivable for units sold                                    994            -        2,953          870            -
--------------------------------------------------------------------------------------------------------------------

Total assets                                       $   4,548,874    4,286,309    6,252,603    1,820,302      178,251
====================================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)             6,765        2,538        3,560        1,843        1,180
Payable for units withdrawn                                    -          126        1,860            -
-------------------------------------------------------- -----------------------------------------------------------

Total liabilities                                          6,765        2,664        5,420        1,843        1,180
====================================================================================================================

Net assets                                         $   4,542,109    4,283,645    6,247,183    1,818,459      177,071
====================================================================================================================

Outstanding units:  Type I (note 2)                      123,652      122,416      193,460       60,601        7,497
====================================================================================================================

Net asset value per unit:  Type I                          30.12        28.39        27.49        22.16        13.57
====================================================================================================================

Outstanding units:  Type II (note 2)                      27,148       28,470       33,793       21,460        5,552
====================================================================================================================

Net asset value per unit:  Type II                         30.12        28.39        27.49        22.16        13.57
====================================================================================================================


============================================================================


                                                   -------------------------
                                                  International      Capital
                                                         Growth Appreciation
                                                      Portfolio    Portfolio
----------------------------------------------------------------------------
Investment in Janus Aspen Series,
   at fair value (note 2):
     Aggressive Growth Portfolio (131,366 shares;
      cost - $3,750,750)                                       -           -
     Growth Portfolio (157,065 shares;
      cost - $3,129,683)                                       -           -
     Worldwide Growth Portfolio (190,886 shares;
      cost - $4,721,231)                                       -           -
     Balanced Portfolio (72,923 shares;
      cost - $1,433,058)                                       -           -
     Flexible Income Portfolio (15,420 shares;
      cost - $185,940)                                         -           -
     International Growth Portfolio (30,312 shares;
      cost - $992,741)                                 1,099,482           -
     Capital Appreciation Portfolio (46,905 shares;
      cost - $1,122,814)                                       -   1,173,085
Receivable from affiliate (note 3)                             8           -
Receivable for units sold                                    432      22,900
----------------------------------------------------------------------------

Total assets                                           1,099,922   1,195,985
============================================================================

Liabilities
----------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)             1,549       7,036
Payable for units withdrawn                                2,669           -
----------------------------------------------------------------------------

Total liabilities                                          4,218       7,036
============================================================================

Net assets                                             1,095,704   1,188,949
============================================================================

Outstanding units:  Type I (note 2)                       30,889      26,135
============================================================================

Net asset value per unit:  Type I                          17.61       24.73
============================================================================

Outstanding units:  Type II (note 2)                      31,331      21,942
============================================================================

Net asset value per unit:  Type II                         17.61       24.73
============================================================================


See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations
For the period ended June 30, 1998
(Unaudited)

========================================================================================================================

                                                                             GE Investments Funds, Inc.
                                               -------------------------------------------------------------------------
                                                     S&P 500          Money          Total  International    Real Estate
                                                       Index         Market         Return         Equity     Securities
                                                        Fund           Fund           Fund           Fund           Fund
                                               -------------------------------------------------------------------------
                                                  Six Months     Six Months     Six Months     Six Months     Six Months
                                               Ended 6/30/99  Ended 6/30/99  Ended 6/30/99  Ended 6/30/99  Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                         $          -         104,913              -              -              -
    Expenses - Mortality and expense
      risk charges (note 3)                          22,342          16,525         15,110            574          1,417
-------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     (22,342)         88,388        (15,110)          (574)        (1,417)
-------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain (loss)                      176,225               2          1,390          1,002         (9,416)
      Unrealized appreciation (depreciation)
         on investments                             528,951              (2)       271,344          7,927         44,016
-------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                  705,176               -        272,734          8,929         34,600
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                            $    682,834          88,388        257,624          8,355         33,183
-------------------------------------------------------------------------------------------------------------------------


======================================================================================================================

                                                                     GE Investments Funds, Inc.
                                            --------------------------------------------------------------------------
                                                    Global          Value                          U.S.        Premier
                                                    Income         Equity         Income         Equity  Growth Equity
                                                      Fund           Fund           Fund           Fund           Fund
                                            --------------------------------------------------------------------------
                                                Six Months     Six Months     Six Months     Six Months    Period from
                                             Ended 6/30/99  Ended 6/30/99  Ended 6/30/99  Ended 6/30/99   6/09-6/30/99
----------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                                   -              -              -              -            -
    Expenses - Mortality and expense
      risk charges (note 3)                            135            829          1,569            309            -
----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       (135)          (829)        (1,569)          (309)           -
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain (loss)                         (31)        12,062             90          1,532            -
      Unrealized appreciation (depreciation)
         on investments                             (2,847)        32,829         (8,247)         9,712            9
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                  (2,878)        44,891         (8,157)        11,244            9
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                                 (3,013)        44,062         (9,726)        10,935            9
======================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


====================================================================================================================

                                                               Oppenheimer Variable Account Funds

                                         ---------------------------------------------------------------------------
                                                               Capital    Aggressive            High       Multiple
                                                   Bond   Appreciation        Growth          Income     Strategies
                                                Fund/VA        Fund/VA       Fund/VA         Fund/VA        Fund/VA
                                         ---------------------------------------------------------------------------
                                             Six Months     Six Months     Six Months     Six Months     Six Months
                                          Ended 6/30/99  Ended 6/30/99  Ended 6/30/99  Ended 6/30/99  Ended 6/30/99
--------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                        $ 24,061              -        141,537        129,252         73,700
    Expenses - Mortality and expense
      risk charges (note 3)                      1,748         14,767         12,795          7,093          3,249
--------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                 22,313        (14,767)       128,742        122,159         70,451
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain (loss)                     (13)       127,652         90,864         (1,917)         5,233
      Unrealized appreciation
        (depreciation) on investments          (32,379)       661,355        292,390        (56,086)        (5,554)
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                             (32,392)       789,007        383,254        (58,003)          (321)
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                           $ (10,079)       774,240        511,996         64,156         70,130
====================================================================================================================

==============================================================================================================

                                           Goldman Sachs Variable             Salomon Brothers Variable
                                               Insurance Trust                      Series Fund, Inc.
                                       ----------------------------   ----------------------------------------
                                         Growth and         Mid Cap     Strategic                        Total
                                             Income           Value          Bond      Investors        Return
                                               Fund            Fund          Fund           Fund          Fund
                                       -----------------------------------------------------------------------
                                          Six Months     Six Months   Period from     Six Months   Period from
                                       Ended 6/30/99  Ended 6/30/99  3/02-6/30/99  Ended 6/30/99  6/16-6/30/99
--------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                           -               -             -              -            -
    Expenses - Mortality and expense
      risk charges (note 3)                     46             268             2              7            -
--------------------------------------------------------------------------------------------------------------

Net investment income (expense)                (46)           (268)           (2)            (7)           -
--------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain (loss)                 411              87            (5)             2            3
      Unrealized appreciation
        (depreciation) on investments          914           6,328             7            244           (3)
--------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                           1,325           6,415             2            246            -
--------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                           1,279           6,147             -            239            -
==============================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)

==================================================================================================================================
                                            Variable Insurance Products       Variable Insurance Products     Variable Insurance
                                                       Fund                              Fund II               Product Fund III
                                         ------------------------------------  --------------------------  -----------------------
                                             Equity                                  Asset                  Growth &        Growth
                                             Income       Growth     Overseas      Manager  Contrafund        Income Opportunities
                                          Portfolio    Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                         -----------------------------------------------------------------------------------------
                                         Six Months   Six Months   Six Months   Six Months  Six Months    Six Months    Six Months
                                              Ended        Ended        Ended        Ended       Ended         Ended         Ended
                                            6/30/99      6/30/99      6/30/99      6/30/99     6/30/99       6/30/99       6/30/99
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                 $    325,013      882,287       85,791      348,731     153,638         8,496         8,712
    Expenses - Mortality and expense
      risk charges (note 3)                  24,860       28,940        7,909       17,095      14,597         2,009         1,239
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                       300,153      853,347       77,882      331,636     139,041         6,487         7,473
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain                     155,932      278,841       13,924       26,599     216,813         7,683         3,134
      Unrealized appreciation
         (depreciation) on
         investments                        334,382     (102,978)      68,972     (132,567)     50,760        28,103        13,012
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on investments              490,314      175,863       82,896     (105,968)    267,573        35,786        16,146
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from
   operations                          $    790,467    1,029,210      160,778      225,668     406,614        42,273        23,619
==================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)

=================================================================================================================================

                                              Federated Insurance Series            Alger American       PBHG Insurance Series
                                                                                                                Fund, Inc.
                                         ------------------------------------  -----------------------  -------------------------
                                           American         High                     Small               PBHG  Large        PBHG
                                            Leaders  Income Bond      Utility  Capitalization   Growth    Cap Growth   Growth II
                                            Fund II      Fund II      Fund II    Portfolio   Portfolio     Portfolio   Portfolio
                                         ----------------------------------------------------------------------------------------
                                         Six Months   Six Months   Six Months   Six Months  Six Months    Six Months  Six Months
                                              Ended        Ended        Ended        Ended       Ended         Ended       Ended
                                            6/30/99      6/30/99      6/30/99      6/30/99     6/30/99       6/30/99     6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                 $     35,467       16,812       18,977      183,620     226,416             -           -
    Expenses - Mortality and expense
      risk charges (note 3)                   1,410          751          970        4,679       8,017           334         320
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)              34,057       16,061       18,007      178,941     218,399          (334)       (320)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain (loss)                8,964         (195)       2,083        8,916     374,659         1,923       1,537
      Unrealized appreciation
         (depreciation) on
         investments                          1,608      (12,406)     (10,583)     (14,740)   (306,511)        5,310      18,440
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments                    10,572      (12,601)      (8,500)      (5,824)     68,148         7,233      19,977
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations $     44,629        3,460        9,507      173,117     286,547         6,899      19,657
=================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)

===================================================================================================================================

                                                                           Janus Aspen Series
                                         ------------------------------------------------------------------------------------------
                                         Aggressive                 Worldwide                 Flexible International       Capital
                                             Growth       Growth       Growth     Balanced      Income        Growth  Appreciation
                                          Portfolio    Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                         ------------------------------------------------------------------------------------------
                                         Six Months   Six Months   Six Months   Six Months  Six Months    Six Months    Six Months
                                              Ended        Ended        Ended        Ended       Ended         Ended         Ended
                                            6/30/99      6/30/99      6/30/99      6/30/99     6/30/99       6/30/99       6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                  $   176,415       26,560       11,433       18,960       6,287         2,819         2,365
    Expenses - Mortality and expense
      risk charges (note 3)                  12,369       13,487       20,580        5,783         509         3,621         2,425
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)             164,046       13,073       (9,147)      13,177       5,778          (802)          (60)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain                     437,217      218,037      136,620       43,866          84        18,523        57,385
      Unrealized appreciation
         (depreciation) on investments      257,581      324,905      532,137      111,789      (7,769)       73,202         4,146
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                          694,798      542,942      668,757      155,655      (7,685)       91,725        61,531
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $   858,844      556,015      659,610      168,832      (1,907)       90,923        61,471
===================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets
For the period ended June 30, 1998
(Unaudited)



==============================================================================================================================

                                                                             GE Investments Funds, Inc.
                                              --------------------------------------------------------------------------------
                                                 S&P 500        Money        Total  International   Real Estate       Global
                                                   Index       Market       Return         Equity    Securities       Income
                                                    Fund        Fund          Fund           Fund          Fund         Fund
                                              --------------------------------------------------------------------------------
                                              Six Months   Six Months   Six Months     Six Months     Six Months   Six Months
                                                   Ended        Ended        Ended          Ended          Ended        Ended
                                                 6/30/99      6/30/99      6/30/99        6/30/99        6/30/99      6/30/99
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
    Net investment income (expense)         $    (22,342)      88,388       (15,110)          (574)     (1,417)         (135)
    Net realized gain (loss)                     176,225            2         1,390          1,002      (9,416)          (31)
    Unrealized appreciation (depreciation)
      on investments                             528,951           (2)      271,344          7,927      44,016        (2,847)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
   operations                                    682,834       88,388       257,624          8,355      33,183        (3,013)
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                               1,139,949    3,152,872       127,620         69,319      57,526         5,725
    Loan interest                                   (220)      (2,873)         (236)            14          25             -
    Transfers (to) from the general
     account of GE Life & Annuity:
      Death benefits                             (10,152)           -        (1,626)             -           -             -
      Surrenders                                 (64,998)     (10,526)      (13,983)          (613)     (5,036)       (1,142)
      Loans                                      (69,555)    (132,482)       (9,471)           (87)       (414)            -
      Cost of insurance and administrative
        expense (note 3)                        (336,165)    (220,160)     (203,631)       (12,489)    (26,608)       (2,656)
      Transfer gain (loss) and transfer fees       3,837       (1,354)         (357)           132        (194)           80
    Interfund transfers                          507,618   (2,073,725)       (4,932)        (6,938)     23,146         2,976
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
   capital transactions                        1,170,314      711,752      (106,616)        49,338      48,445         4,983
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets              1,853,148      800,140       151,008         57,693      81,628         1,970

Net assets at beginning of year                5,307,680    4,071,591     4,077,703        115,749     344,046        36,131
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                   $  7,160,828    4,871,731     4,228,711        173,442     425,674        38,101
=============================================================================================================================



===============================================================================================

                                                         GE Investments Funds, Inc.
                                            ---------------------------------------------------
                                                 Value                    U.S.         Premier
                                                Equity      Income      Equity   Growth Equity
                                                  Fund        Fund        Fund            Fund
                                            ---------------------------------------------------
                                             Six Months  Six Months  Six Months
                                                  Ended       Ended       Ended     Period from
                                                6/30/99     6/30/99     6/30/99  6/09 - 6/30/99
-----------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
    Net investment income (expense)              (829)      (1,569)       (309)           -
    Net realized gain (loss)                   12,062           90       1,532            -
    Unrealized appreciation (depreciation)
      on investments                           32,829       (8,247)      9,712            9
-----------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
   operations                                  44,062       (9,726)     10,935            9
-----------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                               37,800       31,555      76,874           15
    Loan interest                                  46           (2)          -            -
    Transfers (to) from the general
     account of GE Life & Annuity:
      Death benefits                                -            -           -            -
      Surrenders                               (3,934)      (3,376)         (8)           -
      Loans                                   (18,939)      (2,305)          -            -
      Cost of insurance and administrative
        expense (note 3)                      (16,559)     (16,477)     (9,696)         (21)
      Transfer gain (loss) and transfer fees     (841)        (142)       (512)          (1)
    Interfund transfers                        11,993       (6,197)      5,924          236
-----------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
   capital transactions                         9,566        3,056      72,582          229
-----------------------------------------------------------------------------------------------

Increase (decrease) in net assets              53,628       (6,670)     83,517          238

Net assets at beginning of year               212,346      433,544      50,945            -
-----------------------------------------------------------------------------------------------

Net assets at end of year                     265,974      426,874     134,462          238
===============================================================================================



See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


=================================================================================================================================
                                                                                    Oppenheimer Variable Account Funds
                                                                    -------------------------------------------------------------

                                                                                          Capital      Aggressive          High
                                                                              Bond   Appreciation          Growth        Income
                                                                           Fund/VA        Fund/VA         Fund/VA       Fund/VA
                                                                    -------------------------------------------------------------
                                                                        Six Months     Six Months      Six Months    Six Months
                                                                     Ended 6/30/99  Ended 6/30/99   Ended 6/30/99  nded 6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                 $    22,313        (14,767)        128,742       122,159
       Net realized gain (loss)                                                (13)       127,652          90,864        (1,917)
       Unrealized appreciation (depreciation) on investments               (32,379)       661,355         292,390       (56,086)
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          (10,079)       774,240         511,996        64,156
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                         56,764        360,018         456,221       229,862
       Loan interest                                                           105          1,046             911           112
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                      -         (1,395)              -             -
             Surrenders                                                    (10,866)       (69,094)        (61,054)      (35,430)
             Loans                                                             (92)      (164,809)        (25,957)      (32,446)
             Cost of insurance and administrative expense (note 3)         (32,109)      (164,146)       (146,672)      (88,771)
             Transfer gain (loss) and transfer fees                            221         (1,107)            709            24
             Transfers (to) from the Guarantee Account (note 1)                  -              -               -            (4)
       Interfund transfers                                                  10,630       (130,601)        (18,410)       12,197
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 24,653       (170,088)        205,748        85,544
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                           14,574        604,152         717,744       149,700

Net assets at beginning of period                                          470,449      3,826,947       3,228,873     1,854,608
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            $   485,023      4,431,099       3,946,617     2,004,308
=================================================================================================================================


=================================================================================================================
                                                                         Goldman Sachs Variable Insurance Trust
                                                                    ---------------------------------------------

                                                                         Multiple     Growth and         Mid Cap
                                                                       Strategies         Income           Value
                                                                          Fund/VA           Fund            Fund
                                                                    ---------------------------------------------
                                                                       Six Months     Six Months      Six Months
                                                                    Ended 6/30/99  Ended 6/30/99   Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                     70,451            (46)           (268)
       Net realized gain (loss)                                             5,233            411              87
       Unrealized appreciation (depreciation) on investments               (5,554)           914           6,328
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          70,130          1,279           6,147
-----------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                        97,444          5,339             894
       Loan interest                                                          387              -               -
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                     -              -               -
             Surrenders                                                    (7,402)             -               -
             Loans                                                         (8,051)             -               -
             Cost of insurance and administrative expense (note 3)        (34,057)        (1,495)         (1,951)
             Transfer gain (loss) and transfer fees                           (31)            21              38
             Transfers (to) from the Guarantee Account (note 1)                 -              -               -
       Interfund transfers                                                (16,896)          (350)        (38,987)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                31,394          3,515         (40,006)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         101,524          4,794         (33,859)

Net assets at beginning of period                                         846,057         10,433          93,208
-----------------------------------------------------------------------------------------------------------------

Net assets at end of period                                               947,581         15,227          59,349
=================================================================================================================

=================================================================================================================
                                                                     Salomon Brothers Variable Series Fund, Inc.
                                                                    ---------------------------------------------

                                                                       Strategic                         Total
                                                                            Bond      Investors         Return
                                                                            Fund           Fund           Fund
                                                                    ---------------------------------------------
                                                                     Period from      Six Months    Period from
                                                                    3/02-6/30/99   Ended 6/30/99   6/16-6/30/99
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                        (2)            (7)             -
       Net realized gain (loss)                                               (5)             2              3
       Unrealized appreciation (depreciation) on investments                   7            244             (3)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              -            239              -
-----------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                        2,144            102             18
       Loan interest                                                           -              -              -
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                    -              -              -
             Surrenders                                                        -              -              -
             Loans                                                             -              -              -
             Cost of insurance and administrative expense (note 3)          (253)          (171)           (12)
             Transfer gain (loss) and transfer fees                            1             15              -
             Transfers (to) from the Guarantee Account (note 1)                -              -              -
       Interfund transfers                                                   178            725              -
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                2,070            671              6
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          2,070            910              6

Net assets at beginning of period                                              -          1,530              -
-----------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                2,070          2,440              6
=================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


========================================================================================================================
                                                                                    Variable Insurance
                                                                                       Products Fund
                                                                    ----------------------------------------------------
                                                                           Equity
                                                                           Income            Growth          Overseas
                                                                        Portfolio         Portfolio         Portfolio
                                                                    ----------------------------------------------------
                                                                       Six Months        Six Months        Six Months
                                                                    Ended 6/30/99     Ended 6/30/99     Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
       Net investment income                                          $   300,153           853,347            77,882
       Net realized gain                                                  155,932           278,841            13,924
       Unrealized appreciation (depreciation) on investments              334,382          (102,978)           68,972
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                    790,467         1,029,210           160,778
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                       835,151           665,508           227,168
       Loan interest                                                         (348)             (732)              485
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                (3,378)           (3,783)           (1,410)
             Surrenders                                                   (82,543)         (159,249)          (17,651)
             Loans                                                        (76,342)          (89,792)          (28,033)
             Cost of insurance and administrative expense (note 3)       (307,961)         (297,687)          (82,502)
             Transfer gain (loss) and transfer fees                          (694)           (4,289)             (736)
       Interfund transfers                                               (529,397)         (542,349)          163,634
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions              (165,512)         (432,373)          260,955
------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    624,955           596,837           421,733

Net assets at beginning of year                                         6,713,088         7,826,253         2,043,917
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             $ 7,338,043         8,423,090         2,465,650
========================================================================================================================



===================================================================================================================================
                                                                               Variable Insurance           Variable Insurance
                                                                                Products Fund II             Product Fund III
                                                                    --------------------------------- -----------------------------
                                                                                Asset                      Growth &         Growth
                                                                              Manager     Contrafund         Income   pportunities
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
                                                                    ---------------------------------------------------------------
                                                                           Six Months     Six Months     Six Months     Six Months
                                                                        Ended 6/30/99  Ended 6/30/99  Ended 6/30/99   nded 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
       Net investment income                                                  331,636        139,041          6,487          7,473
       Net realized gain                                                       26,599        216,813          7,683          3,134
       Unrealized appreciation (depreciation) on investments                 (132,567)        50,760         28,103         13,012
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        225,668        406,614         42,273         23,619
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                           232,605        548,682        174,727         69,139
       Loan interest                                                              661           (819)            (1)           145
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                         -              -              -              -
             Surrenders                                                       (20,576)       (59,463)        (1,010)          (391)
             Loans                                                            (26,132)       (37,431)          (590)             -
             Cost of insurance and administrative expense (note 3)           (145,228)      (196,301)       (40,723)       (25,342)
             Transfer gain (loss) and transfer fees                               448        (12,733)       (11,307)          (213)
       Interfund transfers                                                    (85,121)       171,404        129,499         47,374
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (43,343)       413,339        250,595         90,712
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                        182,325        819,953        292,868        114,331

Net assets at beginning of year                                             4,636,363      3,631,860        409,404        286,326
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                   4,818,688      4,451,813        702,272        400,657
===================================================================================================================================




See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)

==============================================================================================================================
                                                                                             Federated Insurance Series
                                                                            --------------------------------------------------
                                                                                 American              High
                                                                                  Leaders       Income Bond          Utility
                                                                                  Fund II           Fund II          Fund II
                                                                            --------------------------------------------------
                                                                               Six Months        Six Months       Six Months
                                                                            Ended 6/30/99     Ended 6/30/99    Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                     $       34,057            16,061           18,007
       Net realized gain (loss)                                                     8,964              (195)           2,083
       Unrealized appreciation (depreciation) on investments                        1,608           (12,406)         (10,583)
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                             44,629             3,460            9,507
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                               168,924            58,537           60,918
       Loan interest                                                                   53              (149)             (12)
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                             -                 -                -
             Surrenders                                                            (9,572)           (2,492)          (1,117)
             Loans                                                                     22              (105)         (11,098)
             Cost of insurance and administrative expense (note 3)                (26,956)          (13,665)         (12,849)
             Transfer gain (loss) and transfer fees (note 3)                         (869)              104           (1,432)
             Transfers (to) from the Guarantee Account (note 1)                         -                 -                -
       Interfund transfers                                                        (31,168)           33,516           14,641
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                  100,434            75,746           49,051
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                            145,063            79,206           58,558

Net assets at beginning of year                                                   318,014           160,709          247,918
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                  $      463,077           239,915          306,476
==============================================================================================================================


===================================================================================================================================
                                                                              Alger American        PBHG Insurance Series Fund, Inc.
                                                                     ------------------------------ -------------------------------
                                                                              Small                     PBHG  Large            PBHG
                                                                     Capitalization          Growth      Cap Growth       Growth II
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                     ---------------------------------------------------------------
                                                                         Six Months      Six Months      Six Months      Six Months
                                                                      Ended 6/30/99   Ended 6/30/99   Ended 6/30/99   Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                      178,941         218,399            (334)           (320)
       Net realized gain (loss)                                               8,916         374,659           1,923           1,537
       Unrealized appreciation (depreciation) on investments                (14,740)       (306,511)          5,310          18,440
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      173,117         286,547           6,899          19,657
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                         121,768         488,668          26,531          19,285
       Loan interest                                                             24              51             141               -
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                       -               -               -               -
             Surrenders                                                     (15,864)        (14,794)           (513)         (2,400)
             Loans                                                          (21,689)         (7,387)            (33)              -
             Cost of insurance and administrative expense (note 3)          (59,022)       (100,505)         (9,086)         (5,655)
             Transfer gain (loss) and transfer fees (note 3)                   (637)         (1,453)           (119)           (213)
             Transfers (to) from the Guarantee Account (note 1)                  (4)             (4)              -               -
       Interfund transfers                                                  255,498          (4,647)         16,859           3,820
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            280,074         359,929          33,780          14,837
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      453,191         646,476          40,679          34,494

Net assets at beginning of year                                           1,169,395       1,826,506          78,355          68,878
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                 1,622,586       2,472,982         119,034         103,372
===================================================================================================================================




See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)



======================================================================================================================
                                                                                            Janus Aspen Series
                                                                       -----------------------------------------------
                                                                          Aggressive                       Worldwide
                                                                              Growth          Growth          Growth
                                                                           Portfolio       Portfolio       Portfolio
                                                                       -----------------------------------------------
                                                                          Six Months      Six Months      Six Months
                                                                       Ended 6/30/99   Ended 6/30/99   Ended 6/30/99
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                   $   164,046          13,073          (9,147)
       Net realized gain                                                     437,217         218,037         136,620
       Unrealized appreciation (depreciation) on investments                 257,581         324,905         532,137
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            858,844         556,015         659,610
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                          469,026         659,526         813,903
       Loan interest                                                             698            (594)         (1,179)
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                        -          (1,667)              -
             Surrenders                                                      (33,164)        (37,553)        (55,508)
             Loans                                                          (140,210)        (42,186)        (59,174)
             Cost of insurance and administrative expense (note 3)          (155,804)       (177,548)       (284,020)
             Transfer gain (loss) and transfer fees                            7,649           2,758           1,399
       Interfund transfers                                                 1,003,064         (33,179)         71,927
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           1,151,259         369,557         487,348
----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     2,010,103         925,572       1,146,958

Net assets at beginning of period                                          2,532,006       3,358,073       5,100,225
----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              $ 4,542,109       4,283,645       6,247,183
======================================================================================================================

===================================================================================================================================
                                                                                         Janus Aspen Series
                                                                    ---------------------------------------------------------------
                                                                                         Flexible    International         Capital
                                                                          Balanced         Income           Growth    Appreciation
                                                                         Portfolio      Portfolio        Portfolio       Portfolio
                                                                    ---------------------------------------------------------------
                                                                        Six Months     Six Months       Six Months      Six Months
                                                                     Ended 6/30/99  Ended 6/30/99    Ended 6/30/99   Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                      13,177          5,778             (802)            (60)
       Net realized gain                                                    43,866             84           18,523          57,385
       Unrealized appreciation (depreciation) on investments               111,789         (7,769)          73,202           4,146
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          168,832         (1,907)          90,923          61,471
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                        226,819         44,574          140,622         271,036
       Loan interest                                                           (96)             -               49              (4)
       Transfers (to) from the general account of GE Life & Annuity:
             Death benefits                                                      -              -                -               -
             Surrenders                                                    (11,408)        (4,556)          (8,148)           (303)
             Loans                                                          (3,751)             -          (28,129)         (2,592)
             Cost of insurance and administrative expense (note 3)         (85,471)       (11,367)         (52,141)        (39,278)
             Transfer gain (loss) and transfer fees                           (251)            13            2,597          (1,027)
       Interfund transfers                                                 204,601         51,070          112,945         667,422
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           330,443         79,734          167,795         895,254
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     499,275         77,827          258,718         956,725

Net assets at beginning of period                                        1,319,184         99,244          836,986         232,224
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              1,818,459        177,071        1,095,704       1,188,949
===================================================================================================================================


See accompanying notes to unaudited financial statements.

GE Life & Annuity Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
===============================================================================




(1)  Description of Entity

     GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. The remaining portion is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Company ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, GE Life & Annuity was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

     During first quarter of 1999, a new subdivision was added to the Account, for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc and is a series type mutual fund.


(2)    Summary of Significant Accounting Policies

     (a) Unit Class

         There are two unit classes included in the Account. Type I units are sold under policy form P1096. Type II units are sold under policy form P1250. Type II unit sales began in the first half of 1998.

     (b) Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 1999, were:


                                       16                          (Continued)

GE Life & Annuity Separate Account II
Notes to Financial Statements
June 30, 1999
(Unaudited)

                                         Cost of          Proceeds
                                          Shares              from
Fund/Portfolio                          Acquired       Shares Sold
==================================================================

GE Investment Funds, Inc.:
         S&P 500 Index              $  2,310,138     $   1,152,064
         Money Market                  8,191,449         7,559,918
         Total Return                    153,717           276,589
         International Equity             74,833            25,663
         Real Estate Securities          132,063            85,084
         Global Income                     8,706             3,954
         Value Equity                    117,916           113,036
         Income                           34,554            33,191
         U.S. Equity                      91,492            19,272
         Premier Growth Equity               251                21

Oppenheimer Variable Account Funds:
         Bond                            119,213            56,866
         Capital Appreciation            415,558           603,363
         Aggressive Growth               730,005           395,897
         High Income                     410,263           205,780
         Multiple Strategies             176,994            76,198

Variable Insurance Products Fund:
         Equity-Income                 1,357,794         1,223,810
         Growth                        2,619,100         2,195,707
         Overseas                        560,145           220,924

Variable Insurance Products Fund II:
         Asset Manager                   606,417           316,447
         Contrafund                    2,089,937         1,530,747

Variable Insurance Products Fund III:
         Growth & Income                 346,322            78,004
         Growth Opportunties             136,058            37,870

Goldman Sachs Variable Insurance Trust
         Growth and Income                 8,288             4,823
         Mid Cap Value                     8,227            48,533





                                    17                             (Continued)

GE Life & Annuity Separate Account II
Notes to Financial Statements
June 30, 1999
(Unaudited)

                                        Cost of          Proceeds
                                         Shares              from
Fund/Portfolio                         Acquired       Shares Sold
=================================================================

Janus Aspen Series:
         Aggressive Growth            3,138,628         1,823,158
         Growth                       1,250,413           858,654
         Worldwide Growth             1,131,974           657,363
         Balanced                       582,361           215,005
         Flexible Income                110,351            23,884
         International Growth           499,595           329,004
         Capital Appreciation         2,927,006         2,051,769

Federated Insurance Series:
         Utility Fund II                132,820            58,779
         High Income Bond Fund II       115,654            23,890
         American Leaders Fund II       250,900           116,252

The Alger American Fund
         Small Capitalization           666,835           207,343
         Growth                       3,331,952         2,751,445

PBHG Insurance Series Fund, Inc.
         PBHG Large Cap Growth           49,567            16,096
         PBHG Growth II                  30,340            15,057

Salomon Brothers Variable Series Funds, Inc.
         Strategic Bond                   2,322               253
         Investors                          890               218
         Total Return                        18                12


    (c)  Capital Transactions

         The increase (decrease) in outstanding units from capital transactions for the six months or lesser period ended June 30, 1999 is as follows:

                                       18                            (Continued)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999



                                                                                GE Investments Funds, Inc.
                                                         -------------------------------------------------------------------
                                                          S&P 500        Money         Total International    Real Estate
                                                            Index       Market        Return        Equity     Securities
Type I Units                                                 Fund         Fund          Fund          Fund           Fund
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                     85,784      117,698       110,519         7,412         17,514

From capital transactions:
    Net premiums                                            6,936       17,021         2,221           622          2,793
    Loan Interest                                              (4)        (178)           (6)            1              2
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                         (176)           -           (44)            -              -
      Surrenders                                           (1,080)        (587)         (381)          (37)          (332)
      Loans                                                  (753)      (2,917)         (258)           (5)           (27)
      Cost of insurance                                    (3,751)      (6,079)       (5,086)         (274)        (1,268)
    Interfund transfers                                     1,873        3,403          (212)         (419)          (709)
                                                           ------      -------       --------        ------        -------
Net increase (decrease) in units resulting
    from capital transactions                               3,045       10,663        (3,766)         (112)           459
                                                           ------      -------       --------        ------        -------
Units outstanding at June 30, 1999                         88,829      128,361       106,753         7,300         17,973
==========================================================================================================================



                                                          GE Investments Funds, Inc.
                                                 --------------------------------------------
                                                   Global         Value                 U.S.
                                                   Income        Equity    Income     Equity
Type I Units                                         Fund          Fund      Fund       Fund
---------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              3,010         5,086    40,200         18

From capital transactions:
    Net premiums                                      111           709     2,115         64
    Loan Interest                                       -             3         -          -
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                    -             -         -          -
      Surrenders                                     (101)         (245)     (242)         -
      Loans                                             -            (6)     (165)         -
      Cost of insurance                              (135)         (385)   (1,107)       (42)
    Interfund transfers                                 -         2,331      (437)         8
                                                   -------       ------    -------      -----
Net increase (decrease) in units resulting
    from capital transactions                        (125)        2,407       164         30
                                                   -------       ------    -------      -----
Units outstanding at June 30, 1999                  2,885         7,493    40,364         48
=============================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999




                                                              Oppenheimer Variable Account Funds
                                            --------------------------------------------------------------------
                                                               Capital    Aggressive      High       Multiple
                                                  Bond    Appreciation        Growth    Income     Strategies
Type I Units                                    Fund/VA        Fund/VA       Fund/VA   Fund/VA        Fund/VA
----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998           17,239          81,128        59,419     52,371         24,858

From capital transactions:
    Net premiums                                  1,949           6,693         4,813      4,876          1,378
    Loan Interest                                     4              21            16          3              8
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                  -             (28)            -          -              -
      Surrenders                                   (461)         (1,376)       (1,057)    (1,019)          (158)
      Loans                                          (4)         (3,283)         (449)      (933)          (172)
      Cost of insurance                            (761)         (3,086)       (2,070)    (2,301)          (642)
    Interfund transfers                             (24)         (2,628)         (786)      (488)          (405)
                                                 ------         -------        ------     -------        -------
Net increase (decrease) in units resulting
    from capital transactions                       703          (3,687)          467        138              9
                                                 ------         -------        ------     -------        -------
Units outstanding at June 30, 1999               17,942          77,441        59,886     52,509         24,867
================================================================================================================



                                                                               Salomon Brothers
                                                   Goldman Sachs Variable       Variable Series
                                                     Insurance Trust                 Fund, Inc.
                                          --------------------------------     ----------------
                                             Growth and           Mid Cap
                                                 Income             Value           Investors
Type I Units                                       Fund              Fund                Fund
-----------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998               81                 -                 126

From capital transactions:
    Net premiums                                      -                 -                   -
    Loan Interest                                     -                 -                   -
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                  -                 -                   -
      Surrenders                                      -                 -                   -
      Loans                                           -                 -                   -
      Cost of insurance                              (8)               (3)                 (7)
    Interfund transfers                             (73)              660                   -
                                                    ----             ----                 ---
Net increase (decrease) in units resulting
    from capital transactions                       (81)              657                  (7)
                                                    ----             ----                 ---
Units outstanding at June 30, 1999                    -               657                 119
=============================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999





                                                                                        Variable Insurance
                                                Variable Insurance Products Fund         Products Fund II
                                              -----------------------------------  -------------------------------
                                                 Equity                                  Asset
                                                 Income       Growth     Overseas      Manager       Contrafund
Type I Units                                  Portfolio    Portfolio    Portfolio    Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998          144,137      129,808       75,355      158,102          119,940

From capital transactions:
    Net premiums                                 16,671        7,250        5,638        7,113            5,947
    Loan Interest                                    (8)         (12)          16           22              (16)
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                (79)         (63)         (48)           -                -
      Surrenders                                 (1,903)      (2,630)        (600)        (699)          (1,182)
      Loans                                      (1,787)      (1,453)        (954)        (888)            (483)
      Cost of insurance                          (6,518)      (4,480)      (2,478)      (4,829)          (3,178)
    Interfund transfers                         (12,489)      (9,849)       5,237       (2,910)            (287)
                                                --------     --------      -------      -------         -------
Net increase (decrease) in units resulting
    from capital transactions                    (6,113)     (11,237)       6,811       (2,191)             801
                                                 -------     --------      ------       -------         -------
Units outstanding at June 30, 1999              138,024      118,571       82,166      155,911          120,741
===============================================================================================================



                                                         Variable Insurance
                                                          Products Fund III
                                                   -----------------------------
                                                   Growth &              Growth
                                                     Income       Opportunities
Type I Units                                      Portfolio           Portfolio
--------------------------------------------------------------------------------
Units outstanding at December 31, 1998               16,824              16,281

From capital transactions:
    Net premiums                                      2,152               1,603
    Loan Interest                                         -                  10
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                      -                   -
      Surrenders                                        (61)                (26)
      Loans                                             (36)                  -
      Cost of insurance                              (1,062)               (953)
    Interfund transfers                               1,230                 595
                                                     ------              ------
Net increase (decrease) in units resulting
    from capital transactions                         2,223               1,229
                                                     ------              ------
Units outstanding at June 30, 1999                   19,047              17,510
================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999





                                                            Federated Insurance Series                 Alger American Fund
                                             ---------------------------------------------   ------------------------------------
                                             American                High                              Small
                                              Leaders         Income Bond          Utility    Capitalization             Growth
Type I Units                                  Fund II             Fund II          Fund II         Portfolio          Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998         13,408               9,252           11,455            89,097             85,556

From capital transactions:
    Net premiums                                1,530               1,522            1,037             7,011             10,036
    Loan Interest                                   2                  (9)              (1)                2                  3
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                -                   -                -                 -                  -
      Surrenders                                 (431)               (155)             (59)           (1,223)              (707)
      Loans                                         2                  (7)               -            (1,672)              (372)
      Cost of insurance                          (691)               (549)            (495)           (3,788)            (3,477)
    Interfund transfers                          (982)                137              (43)           17,255            (13,743)
                                               -------             ------           -------          -------            --------
Net increase (decrease) in units resulting
    from capital transactions                    (570)                939              439            17,585             (8,260)
                                               -------             ------           -------          -------            --------
Units outstanding at June 30, 1999             12,838              10,191           11,894           106,682             77,296
================================================================================================================================


                                                   PBHG Insurance Series Fund, Inc.
                                                   --------------------------------
                                                      PBHG Large               PBHG
                                                      Cap Growth          Growth II
Type I Units                                           Portfolio          Portfolio
------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                     4,470              2,779

From capital transactions:
    Net premiums                                             674              1,212
    Loan Interest                                              9                  -
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                           -                  -
      Surrenders                                             (33)              (192)
      Loans                                                    -                  -
      Cost of insurance                                     (274)              (291)
    Interfund transfers                                      379                (25)
                                                           -----             ------
Net increase (decrease) in units resulting
    from capital transactions                                755                704
                                                           -----             ------
Units outstanding at June 30, 1999                         5,225              3,483
===================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999

                                                                      Janus Aspen Series
                                                -------------------------------------------------------------
                                                Aggressive                        Worldwide
                                                    Growth          Growth           Growth       Balanced
Type I Units                                     Portfolio       Portfolio        Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              97,529         127,165          189,590         53,591

From capital transactions:
    Net premiums                                     7,294          14,333           16,264          3,668
    Loan Interest                                       24             (26)             (46)            (5)
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                     -             (72)               -              -
      Surrenders                                    (1,140)         (1,560)          (2,101)          (476)
      Loans                                         (4,823)         (1,781)          (1,035)           (56)
      Cost of insurance                             (3,956)         (5,462)          (8,427)        (2,520)
    Interfund transfers                             28,724         (10,181)            (785)         6,399
                                                   -------         -------          -------         ------
Net increase (decrease) in units resulting
    from capital transactions                       26,123          (4,749)           3,870          7,010
                                                   -------         -------          -------         ------
Units outstanding at June 30, 1999                 123,652         122,416          193,460         60,601
==========================================================================================================


                                                                Janus Aspen Series
                                               ----------------------------------------------
                                                  Flexible     International         Capital
                                                    Income            Growth    Appreciation
Type I Units                                     Portfolio         Portfolio       Portfolio
---------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998               6,812            30,755           8,215

From capital transactions:
    Net premiums                                     1,051             4,799           1,119
    Loan Interest                                        -                 4               -
    Tranfers (to) from the
     general acct. of GE Life & Annuity:
      Death benefits                                     -                 -               -
      Surrenders                                      (333)             (616)            (12)
      Loans                                              -              (303)           (102)
      Cost of insurance                               (612)           (2,327)           (556)
    Interfund transfers                                579            (1,423)         17,471
                                                     -----            -------        -------
Net increase (decrease) in units resulting
    from capital transactions                          685               134          17,920
                                                     -----            ------         -------
Units outstanding at June 30, 1999                   7,497            30,889          26,135
============================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999



                                                                     GE Investments Funds, Inc.
                                               -------------------------------------------------------------------
                                                  S&P 500         Money      Total    International  Real Estate
                                                    Index        Market     Return           Equity   Securities
Type II Units                                        Fund          Fund       Fund             Fund         Fund
------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998             15,084       121,526      4,217              409       5,002

From capital transactions:
      Net premiums                                 13,399       164,355      1,263            3,916         993
      Loan Interest                                     -             -          -                -           -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                  -             -          -                -           -
        Surrenders                                    (51)          (61)         -                -           -
        Loans                                        (474)       (4,880)         -                -           -
        Cost of insurance                          (2,175)       (6,977)      (469)            (528)       (483)
      Interfund transfers                           7,233      (121,533)        78                -       2,220
                                                  -------      --------      -----           ------      ------
Net increase (decrease) in units resulting
      from capital transactions                    17,932        30,904        872            3,388       2,730
                                                  -------      --------      -----           ------      ------
Units outstanding at June 30, 1999                 33,016       152,430      5,089            3,797       7,732
===============================================================================================================



                                                              GE Investments Funds, Inc.
                                               ------------------------------------------------------
                                                 Global     Value                  U.S.       Premier
                                                 Income    Equity     Income     Equity Growth Equity
Type II Units                                      Fund      Fund       Fund       Fund          Fund
-----------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998             110    10,103        204      4,739             -

From capital transactions:
      Net premiums                                 397     1,939        193      6,546             1
      Loan Interest                                  -         -          -          -             -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                               -         -          -          -             -
        Surrenders                                   -         -          -         (1)            -
        Loans                                        -    (1,383)         -          -             -
        Cost of insurance                         (100)     (762)       (97)      (793)           (2)
      Interfund transfers                          265    (1,863)       (10)       501            24
                                                  ----    -------       ----    ------           ---
Net increase (decrease) in units resulting
      from capital transactions                    562    (2,069)        86      6,253            23
                                                  ----    -------       ----    ------           ---
Units outstanding at June 30, 1999                 672     8,034        290     10,992            23
====================================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999






                                                                 Oppenheimer Variable Account Funds
                                           -------------------------------------------------------------------------------
                                                                 Capital     Aggressive             High          Multiple
                                                   Bond     Appreciation         Growth           Income        Strategies
Type II Units                                   Fund/VA          Fund/VA        Fund/VA          Fund/VA           Fund/VA
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998            2,536            3,128          2,782            1,810             2,190

From capital transactions:
      Net premiums                                  468              498          3,212            1,718             1,034
      Loan Interest                                   -                -              -                -                 -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                -                -              -                -                 -
        Surrenders                                    -                -              -                -                 -
        Loans                                         -                -             (1)               -                 -
        Cost of insurance                          (612)            (191)          (489)            (249)             (127)
      Interfund transfers                           483               28            485              831                63
                                                  -----            -----         ------           ------             -----
Net increase (decrease) in units resulting
      from capital transactions                     339              335          3,207            2,300               970
                                                  -----            -----         ------           ------             -----
Units outstanding at June 30, 1999                2,875            3,463          5,989            4,110             3,160
==========================================================================================================================






                                               Goldman Sachs Variable Insurance Trust  Salomon Brothers Variable Series Fund, Inc.
                                               --------------------------------------  -------------------------------------------
                                                     Growth and       Mid Cap           Strategic                           Total
                                                         Income         Value                Bond        Investors         Return
Type II Units                                              Fund          Fund                Fund             Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    1,092        10,851                   -                -              -

From capital transactions:
      Net premiums                                          585           107                 211                7              3
      Loan Interest                                           -             -                   -                -              -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                        -             -                   -                -              -
        Surrenders                                            -             -                   -                -              -
        Loans                                                 -             -                   -                -              -
        Cost of insurance                                  (156)         (231)                (25)              (6)            (2)
      Interfund transfers                                    36         (5,443)                18               55              -
                                                          -----        -------               ----              ---             ---
Net increase (decrease) in units resulting
      from capital transactions                             465         (5,567)               204               56              1
                                                          -----        -------               ----              ---             ---
Units outstanding at June 30, 1999                        1,557         5,284                 204               56              1
==================================================================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999




                                                   Variable Insurance Products Fund         Variable Insurance Products Fund II
                                          ------------------------------------------------  -----------------------------------
                                                  Equity                                             Asset
                                                  Income           Growth         Overseas         Manager       Contrafund
Type II Units                                  Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998             6,380            1,770              571           1,278           15,627

From capital transactions:
      Net premiums                                 2,711            3,600            2,256             788            8,863
      Loan Interest                                    -                -                -               -                -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                 -                -                -               -                -
        Surrenders                                   (27)             (21)               -               -              (25)
        Loans                                          -              (40)               -               -             (470)
        Cost of insurance                           (651)            (449)            (355)           (107)          (1,344)
      Interfund transfers                             90              766              355              16            6,501
                                                   -----           ------           ------           -----           ------
Net increase (decrease) in units resulting
      from capital transactions                    2,123            3,856            2,256             697           13,525
                                                  ------           ------           ------           -----           ------
Units outstanding at June 30, 1999                 8,503            5,626            2,827           1,975           29,152
===========================================================================================================================




                                            Variable Insurance Products Fund III
                                            ------------------------------------
                                                    Growth &              Growth
                                                      Income       Opportunities
Type II Units                                      Portfolio           Portfolio
--------------------------------------------------------------------------------
Units outstanding at December 31, 1998                 8,796               2,482

From capital transactions:
      Net premiums                                     8,038               2,956
      Loan Interest                                        -                   -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                     -                   -
        Surrenders                                         -                   -
        Loans                                              -                   -
        Cost of insurance                             (1,335)               (729)
      Interfund transfers                              6,308               2,513
                                                     -------              ------
Net increase (decrease) in units resulting
      from capital transactions                       13,011               4,740
                                                     -------              ------
Units outstanding at June 30, 1999                    21,807               7,222
================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999



                                                          Federated Insurance Series                        Alger American Fund
                                          --------------------------------------------------   ------------------------------------
                                            American                High                                Small
                                             Leaders         Income Bond          Utility      Capitalization             Growth
Type II Units                                Fund II             Fund II          Fund II           Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998         5,255               1,037            1,350               5,744              6,090

From capital transactions:
      Net premiums                             7,317               2,130            2,146               2,424             13,175
      Loan Interest                                -                   -                -                   -                  -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                             -                   -                -                   -                  -
        Surrenders                                (1)                  -                -                   -                (34)
        Loans                                     (2)                  -             (575)                  -                  -
        Cost of insurance                       (629)               (303)            (184)               (778)            (1,430)
      Interfund transfers                       (508)              1,958              801               2,493             12,237
                                              ------              ------           ------              ------            -------
Net increase (decrease) in units resulting
      from capital transactions                6,177               3,785            2,188               4,139             23,948
                                              ------              ------           ------              ------            -------
Units outstanding at June 30, 1999            11,432               4,822            3,538               9,883             30,038
===================================================================================================================================




                                                     PBHG Insurance Series Fund, Inc.
                                                   -----------------------------------
                                                   PBHG Large                     PBHG
                                                   Cap Growth                Growth II
Type II Units                                       Portfolio                Portfolio
---------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    665                    3,215

From capital transactions:
      Net premiums                                      1,027                      341
      Loan Interest                                         -                        -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                      -                        -
        Surrenders                                          -                        -
        Loans                                              (2)                       -
        Cost of insurance                                (309)                    (167)
      Interfund transfers                                 701                      342
                                                       ------                    -----
Net increase (decrease) in units resulting
      from capital transactions                         1,417                      516
                                                       ------                    -----
Units outstanding at June 30, 1999                      2,082                    3,731
======================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999


                                                             Janus Aspen Series
                                               ----------------------------------------------------
                                                Aggressive                  Worldwide
                                                    Growth        Growth       Growth     Balanced
Type II Units                                    Portfolio     Portfolio    Portfolio    Portfolio
---------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              11,987        10,349       18,923       12,867

From capital transactions:
      Net premiums                                  10,141        12,413       15,210        7,032
      Loan Interest                                      -             -            -            -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                   -             -            -            -
        Surrenders                                       -           (51)         (54)         (63)
        Loans                                            -           (32)      (1,252)        (121)
        Cost of insurance                           (1,610)       (1,927)      (2,581)      (1,514)
      Interfund transfers                            6,630         7,718        3,547        3,259
                                                   -------       -------      -------       ------
Net increase (decrease) in units resulting
      from capital transactions                     15,161        18,121       14,870        8,593
                                                   -------       -------      -------       ------
Units outstanding at June 30, 1999                  27,148        28,470       33,793       21,460
==================================================================================================




                                                             Janus Aspen Series
                                               -----------------------------------------
                                                 Flexible   International        Capital
                                                   Income          Growth   Appreciation
Type II Units                                   Portfolio       Portfolio      Portfolio
----------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                432          21,361          3,549

From capital transactions:
      Net premiums                                  2,197           4,704         10,082
      Loan Interest                                     -               -              -
      Tranfers (to) from the
       general acct. of GE Life & Annuity:
        Death benefits                                  -               -              -
        Surrenders                                      -               -              -
        Loans                                           -          (1,471)             -
        Cost of insurance                            (218)         (1,302)        (1,047)
      Interfund transfers                           3,141           8,039          9,358
                                                   ------          ------         ------
Net increase (decrease) in units resulting
      from capital transactions                     5,120           9,970         18,393
                                                   ------          ------        -------
Units outstanding at June 30, 1999                  5,552          31,331         21,942
========================================================================================

GE Life & Annuity Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
------------------------------------------------------------------------------


     (d) Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

     (e) Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3)  Related Party Transactions

     Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

     For Type I policies, if a policy is surrendered or lapses during the first nine years, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

                                    29                             (Continued)

GE Life & Annuity Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
------------------------------------------------------------------------------


     Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by GE Life & Annuity.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                                       30